Inventories	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventories

Note 4 — Inventories

Inventories consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Raw materials	1,816,058	1,976,122	273,482
Finished goods	118,350	54,685	7,568
Total	1,934,408	2,030,807	281,050
Less: Inventory allowance	(176,459)	(176,459)	(24,421)
Inventories, net	1,757,949	1,854,348	256,629